Stock-Based Compensation - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011	Mar. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of times the average price of common shares of the preceding month on the date of grant	1.05
Stock options, exercise period, years	4
Number of types of stock options granted with varying exercise prices and exercise periods to the directors and employees under a stock option plan approved by the Board of Directors	89
Stock options granted	4,033,046	308,000	350,000
Exercise price of options granted	¥ 1,399	¥ 2,089	¥ 1,872
Stock based compensation expense	¥ 583	¥ 165	¥ 143
Tax related benefit	153	61	53
Deferred tax assets	328	610
Weighted average fair value per share for stock options granted	¥ 448	¥ 535	¥ 409
Total fair value of shares vested	1,244	141	251
Options outstanding, aggregate intrinsic value	455
Options exercisable, aggregate intrinsic value	¥ 455
Verigy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	2,387,046
Minimum [Member] | Verigy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options granted	¥ 620
Expiration date of stock options	July 29, 2011
Maximum [Member] | Verigy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options granted	¥ 2,748
Expiration date of stock options	January 31, 2018